Schedule of Investments ─ IQ Real Return ETF

January 31, 2022 (unaudited)

	Shares	Value
Exchange Traded Vehicles — 7.4%

Gold Fund — 2.3%
Invesco DB Gold Fund*(a)	11,242	$577,344
Japanese Yen Fund — 1.4%
Invesco CurrencyShares Japanese Yen Trust*	4,152	338,139
Oil Fund — 3.7%
Invesco DB Oil Fund*(a)	60,810	919,447
Total Exchange Traded Vehicles
(Cost $1,746,329)		1,834,930

Investment Companies — 92.4%

U.S. Large Cap Core Funds — 9.6%
iShares Core S&P 500 ETF	2,220	1,002,930
SPDR S&P 500 ETF Trust(a)	3,033	1,364,577

Total U.S. Large Cap Core Funds		2,367,507

U.S. Long Term Treasury Bond Fund — 2.1%
iShares 20+ Year Treasury Bond ETF(a)	3,676	523,426

U.S. Medium Term Treasury Bond Funds — 7.9%
iShares 3-7 Year Treasury Bond ETF(a)	5,565	705,809
iShares 7-10 Year Treasury Bond ETF(a)	10,944	1,231,966

Total U.S. Medium Term Treasury Bond Funds		1,937,775

U.S. Ultra Short Term Bond Funds — 72.8%
Goldman Sachs Access Treasury 0-1 Year ETF*(a)	7,351	734,990
Invesco Treasury Collateral ETF	2,365	249,669
IQ Ultra Short Duration ETF†	127,280	6,170,534
iShares Short Treasury Bond ETF*(a)	48,102	5,307,093
SPDR Bloomberg 1-3 Month T-Bill ETF*(a)	60,290	5,512,315

Total U.S. Ultra Short Term Bond Funds		17,974,601

Total Investment Companies
(Cost $23,197,095)		22,803,309

Short-Term Investments — 19.5%

Money Market Funds — 19.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	4,766,076	4,766,076
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	49,574	49,574
Total Short-Term Investments
(Cost $4,815,650)		4,815,650

Total Investments — 119.3%
(Cost $29,759,074)		29,453,889
Other Assets and Liabilities, Net — (19.3)%		(4,771,297)
Net Assets — 100.0%		$24,682,592

*	Non-income producing securities.
†	Affiliated Fund.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,384,664; total market value of collateral held by the Fund was $6,502,448. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,736,372.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Real Return ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Exchange Traded Vehicles	$1,834,930	$–	$–	$1,834,930
Investment Companies	22,803,309	–	–	22,803,309
Short-Term Investments:
Money Market Funds	4,815,650	–	–	4,815,650
Total Investments in Securities	$29,453,889	$–	$–	$29,453,889

(d)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	267,499	13,270,625	2,848,182	(9,628,095)	(234,767)	(85,411)	152,287	–	127,280	6,170,534